                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-07939
                                                ---------------

                                 Merrimac Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         200 Clarendon Street, P.O. Box 9130, Boston MA        02116
-------------------------------------------------------------------------------
            (Address of principal executive offices)         (Zip code)

Rainer L.C. Frost, Secretary of the Merrimac Funds
Mail Code LEG 13  200 Clarendon Street, Boston, MA             02116
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code:    (888) 637-7622
                                                       ------------------

Date of fiscal year end:   12/31/2007
                           -------------------

Date of reporting period:  06/30/2007
                           -------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

     The semi-annual report for the period January 1, 2007 through June 30, 2007 is filed herewith.

                                     [logo]

                               MERRIMAC CASH FUND
                               Semiannual Report
                                 June 30, 2007

                               MERRIMAC CASH FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS
  Investment in Merrimac Cash Portfolio, at value (Note 1)             $     50
  Other assets                                                            9,703
                                                                       --------
    Total assets                                                          9,753
                                                                       --------

NET ASSETS                                                             $  9,753
                                                                       ========
NET ASSETS CONSIST OF:
  Paid in capital                                                      $  9,753
                                                                       --------
    Total net assets                                                   $  9,753
                                                                       ========

TOTAL NET ASSETS                                                       $  9,753
                                                                       ========
SHARES OF BENEFICIAL INTEREST OUTSTANDING (NOTE 6)                         --  *
                                                                       ========
NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION PRICE PER SHARE          $   --
                                                                       ========

* At June 30, 2007 there were no shareholders.

The accompanying notes are an integral part of the financial statements.

                              MERRIMAC CASH FUND

                            STATEMENT OF OPERATIONS
                  SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO (NOTE 1)
  Interest and dividends                                             $3,081,567
  Expenses (Note 4)                                                    (109,047)
                                                                     ----------
    Net investment income from Portfolio                              2,972,520
FUND EXPENSES
  Accounting, transfer agency and administration fees (Note 4)            5,727
  Audit                                                                   3,435
  Legal                                                                     924
  Printing                                                                  258
  Insurance                                                               3,435
  Trustees fees and expenses                                                646
  Compliance fees and expenses                                              311
  Miscellaneous                                                          12,082
                                                                     ----------
    Total expenses                                                       26,818
                                                                     ----------
NET INVESTMENT INCOME (LOSS)                                          2,945,702
                                                                     ----------
CONTRIBUTION OF CAPITAL                                                 262,667
                                                                     ----------
NET REALIZED LOSS ON INVESTMENTS ALLOCATED FROM PORTFOLIO                   (62)
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $3,208,307
                                                                     ==========

   The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                    ENDED
                                                 JUNE 30, 2007    YEAR ENDED
                                                  (UNAUDITED)  DECEMBER 31, 2006
                                                -------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                         $   2,945,702    $ 14,474,143
  Contribution of capital                             262,667            --
  Net realized loss allocated from Portfolio              (62)        (11,480)
                                                -------------    ------------
    Net increase in net assets from operations      3,208,307      14,462,663
                                                -------------    ------------

DIVIDENDS DECLARED FROM NET INVESTMENT INCOME
  Total Net Assets                                 (2,945,702)    (14,474,143)
                                                -------------    ------------
    Total dividends declared                       (2,945,702)    (14,474,143)
                                                -------------    ------------

FUND SHARE TRANSACTIONS (NOTE 6)
  Payment for shares redeemed                    (300,000,004)           --
                                                -------------    ------------
    Net decrease in net assets derived from
      share transactions                         (300,000,004)           --
                                                -------------    ------------
NET DECREASE IN NET ASSETS                       (299,737,399)        (11,480)
NET ASSETS
  Beginning of period                             299,747,152     299,758,632
                                                -------------    ------------
  End of period                                 $       9,753    $299,747,152
                                                =============    ============

   The accompanying notes are an integral part of the financial statements.

                                                        MERRIMAC CASH FUND

                                                       FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                               TOTAL NET ASSETS
                                                  ---------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                  ENDED
                                                  JUNE 30,                             YEAR ENDED 31, DECEMBER
                                                   2007           ---------------------------------------------------------------
                                               (UNAUDITED)(C)       2006           2005          2004          2003          2002
                                               -------------      --------       --------      --------      --------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.000          $  1.000       $  1.000      $  1.000      $  1.000   $    1.000

  Net investment income                            0.012             0.048          0.030         0.012         0.011        0.019

  Dividends from net investment income            (0.012)           (0.048)        (0.030)       (0.012)       (0.011)      (0.019)
                                                 -------          --------       --------      --------      --------   ----------

NET ASSET VALUE, END OF PERIOD                   $ 1.000          $  1.000       $  1.000      $  1.000      $  1.000   $    1.000
                                                 =======          ========       ========      ========      ========   ==========

TOTAL RETURN (A)                                    2.58%             4.93%          3.03%         1.23%         1.13%        1.88%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

  Net Expenses                                      0.24%             0.21%          0.18%(B)      0.19%(B)      0.20%        0.19%

  Net investment income                             5.14%             4.83%          3.11%(B)      1.12%(B)      1.14%        1.84%

  Net assets, end of period (000s omitted)       $    10          $299,747       $299,759      $199,769      $964,909   $1,393,623

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.
(B) The Adviser of the Cash Portfolio, in which the Cash Fund invests, waived a portion of the Cash Porfolio expenses during the years ended December 31, 2005 and 2004. The expenses of the Cash Portfolio are passed through to the Cash Fund. Without this waiver, the net expense ratio would have been higher and the net invesmtment income ratio would have been lower.
(C) The Cash Fund did not engage in investment activities from March 31, 2007 to June 30, 2007

                             The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND

                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

    The Merrimac Funds (the "Trust") is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated February 5, 1997 as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class. There were no shares outstanding at June 30, 2007. In 2007, the Fund engaged in investment activities only from January 1 through March 30th.

    The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At June 30, 2007 the investment by the Fund represents ownership of a proportionate interest of 0.00% of the Portfolio.

    It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The Fund adopted Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The adoption of FIN No. 48 did not have a material effect on the net asset value, financial condition or results of operations of the Fund as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the six months ended June 30, 2007, the Fund did not have a liability for any unrecognized tax benefits.

    A. INVESTMENT SECURITY VALUATIONS

    The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    B. SECURITIES TRANSACTIONS AND INCOME

    The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

    C. FEDERAL INCOME TAXES

    The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute substantially all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

    D. EXPENSE ALLOCATION

    Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a specific fund are allocated, based on relative net assets, to all applicable Merrimac funds.

    E. ALLOCATION OF OPERATING ACTIVITY

    Investment income and common expenses are allocated among the classes of shares of a fund based on the average daily net assets of each class.

(2) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

(3) SHAREHOLDER SERVICING PLAN

    The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of 0.25% of the daily value of the net assets that an organization services on behalf of its clients.

(4) MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

    The Portfolio retains Investors Advisory LLC, a subsidiary of Investors Bank & Trust Company ("Investors Bank") as investment adviser. Prior to June 29, 2007 Investors Bank & Trust Company - Advisory Division served as Investment Adviser. Lehman Brothers Asset Management LLC ("LBAM") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    Investors Bank and its subsidiary, IBT Fund Services (Canada), Inc. serve as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

    Certain trustees and officers of the Trust are employees of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with Investors Bank.

    On July 2, 2007, Investors Financial Services Corp., the parent company of Investors Bank, was acquired by State Street Corporation. As of that date, State Street Bank assumed the roles of Investors Bank described above with no changes in the terms of the various servicing agreements.

(5) INVESTMENT TRANSACTIONS

    The Fund's investments in and withdrawals from the Portfolio for the six months ended June 30, 2007 aggregated $7,417,796,695 and $7,372,609,686 respectively.

(6) SHARES OF BENEFICIAL INTEREST

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                    TOTAL NET ASSETS
                                          ------------------------------------
                                          SIX MONTHS ENDED        YEAR ENDED
                                              JUNE 30,            DECEMBER 31,
                                               2007                  2006
                                          ------------------------------------
Shares sold                                     --                     --
Shares reinvested                               --                     --
Shares redeemed                            (300,000,001)               --
                                           ------------           --------
Net increase (decrease) in shares          (300,000,001)               --
                                           ============           ========

                               MERRIMAC CASH FUND

     APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

Merrimac Cash Fund (the "Fund") of the Merrimac Funds (the "Trust") invests all of its assets in Merrimac Cash Portfolio (the "Portfolio") of the Merrimac Master Portfolio (the "Master Trust"). Therefore, the Cash Fund has not retained an investment adviser. The semi-annual report for the Master Trust contains a discussion regarding the consideration by the Independent Trustees of the Master Trust of the renewal of the Investment Adviser and Investment Sub-Adviser Agreements for the Master Trust.

                                          MERRIMAC CASH PORTFOLIO

                            SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------

                                                YIELD TO                             PAR           VALUE
                                                MATURITY        MATURITY            VALUE         (NOTE 1)
-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 60.8%
Amsterdam Funding Corporation                     5.29          07/27/07          16,200,000       16,138,575
                                                  5.30          07/31/07          25,000,000       24,890,208
Atlantic Asset Securitization
Corporation                                       5.31          07/17/07          25,108,000       25,048,968
                                                  5.30          07/30/07          20,000,000       19,915,094
Barton Capital Corporation                        5.27          07/31/07          40,000,000       39,825,332
Chariot Funding LLC                               5.32          07/24/07          15,000,000       14,949,304
Ciesco LLC                                        5.28          07/18/07          35,000,000       34,913,229
CRC Funding LLC                                   5.31          07/23/07          17,185,000       17,129,445
Credit Suisse First Boston USA, Inc.              5.30          07/25/07          40,000,000       39,860,533
Crown Point Capital Corporation LLC               5.30          09/10/07          25,000,000       24,745,583
Danske Corporation                                5.28          07/23/07          25,000,000       24,919,716
                                                  5.31          08/01/07          15,000,000       14,932,962
Depfa Bank PLC                                    5.30          07/23/07          20,000,000       19,936,078
Galleon Cap LLC                                   5.30          08/03/07          45,000,000       44,782,613
Grampian Funding LLC                              5.34          07/24/07          35,000,000       34,883,612
                                                  5.29          09/10/07          20,000,000       19,796,072
Ivory Funding Corporation                         5.31          07/05/07          10,026,000       10,020,096
Jupiter Securitization Company LLC                5.29          07/26/07          17,417,000       17,353,501
Kitty Hawk Funding                                5.31          07/20/07          44,000,000       43,877,156
Lexington Parker Capital Company LLC              5.30          07/17/07          35,000,000       34,919,032
                                                  5.34          07/25/07          10,000,000        9,965,333
Mont Blanc Capital Corporation                    5.29          07/20/07          45,000,000       44,874,956
National Australia Funding                        5.29          07/13/07          45,000,000       44,920,952
North Sea Funding LLC                             5.32          07/25/07          45,000,000       44,841,000
Picaros Funding LLC                               5.36          07/10/07          10,000,000        9,987,126
                                                  5.30          07/24/07          25,000,000       24,916,066
                                                  5.30          07/25/07          15,000,000       14,947,250
Scaldis Capital LLC                               5.29          07/19/07          40,000,000       39,894,700
                                                  5.29          08/10/07          10,000,000        9,942,334
Sheffield Receivables                             5.30          07/20/07          45,000,000       44,874,600
                                                  5.32          07/26/07           5,000,000        4,981,597
Simba Funding Corporation                         5.29          07/20/07          45,000,000       44,874,838
Societe Generale North America                    5.30          07/05/07          35,000,000       34,979,925
Solitaire Funding LLC                             5.29          07/12/07          45,000,000       44,927,536
Swedbank Mortage                                  5.30          07/25/07          40,000,000       39,860,533
Thunder Bay Funding LLC                           5.28          07/27/07          20,000,000       19,924,312
UBS Finance                                       5.30          07/19/07          15,765,000       15,723,774
                                                  5.29          08/06/07          20,000,000       19,896,200
Unicredito Italiano                               5.32          07/16/07          20,000,000       19,955,834
Yorktown Capital LLC                              5.30          08/06/07          45,000,000       44,762,850
                                                                                               --------------
                                                                                                1,101,888,825
                                                                                               --------------

VARIABLE RATE NOTES * -- 22.7%
American Express Credit                           5.42          07/05/07          16,200,000       16,203,576
Bank of Ireland                                   5.30          07/19/07          10,000,000       10,000,000
Bear Stearns Companies, Inc.                      5.40          07/05/07          15,000,000       15,000,000
Calyon NY                                         5.31          07/02/07          10,000,000        9,998,882
Goldman Sachs Group Inc., Promissory Note +       5.35          07/25/07          30,000,000       30,000,000
                                          +       5.39          08/16/07          10,000,000       10,000,000
HBOS Treasury Services PLC                        5.29          07/09/07          10,000,000       10,000,000
HSBC Finance Corporation                          5.39          07/05/07          18,000,000       18,003,210
K2 (USA) LLC                                      5.32          07/02/07           5,000,000        4,999,938
                                                  5.34          09/24/07          25,000,000       25,000,114
LP Pinewood SPV                                   5.32          07/05/07           4,000,000        4,000,000

Merrill Lynch & Co., Inc.                         5.49          07/02/07          15,000,000       15,000,731
                                                  5.30          07/18/07          10,000,000       10,000,000
                                                  5.48          07/27/07          10,000,000       10,001,053
Morgan Stanley, Dean Witter & Co.                 5.43          07/02/07          50,000,000       50,000,000
Rabobank Nederland NV NY                          5.32          08/15/07          15,000,000       15,000,000
Royal Bank of Canada                              5.37          07/10/07          14,000,000       14,000,000
Tango Finance Corporation                         5.33          07/02/07           5,000,000        4,999,884
Unicredito Italiano                               5.34          07/16/07          28,750,000       28,750,000
Wachovia Corporation                              5.43          07/20/07          25,000,000       25,001,520
Wells Fargo Financial                             5.33          07/16/07          25,000,000       25,000,870
Westpac Banking Corporation                       5.41          09/11/07          50,000,000       50,000,000
Whistlejacket Capital Ltd.                        5.32          07/02/07          10,000,000        9,999,729
                                                                                               --------------
                                                                                                  410,959,507
                                                                                               --------------
CERTIFICATES OF DEPOSIT -- 3.6%
Barclays Bank PLC New York                        5.35          04/23/08          10,000,000       10,000,000
                                                  5.38          05/09/08          30,000,000       30,000,000
Natexis Banques Populaire Yankee                  5.38          01/09/08          15,000,000       15,000,000
                                                  5.40          01/15/08          10,000,000       10,000,000
                                                                                               --------------
                                                                                                   65,000,000
                                                                                               --------------
MEDIUM TERM NOTES -- 2.2%
CIT Group, Inc.                                   5.50          11/30/07           5,505,000        5,506,893
Cullinan Finance Corporation                      5.36          11/28/07          10,000,000       10,000,000
                                                  5.41          12/03/07          10,000,000       10,000,000
                                                  5.35          04/10/08          15,000,000       14,998,836
                                                                                               --------------
                                                                                                   40,505,729
                                                                                               --------------
TIME DEPOSITS -- 1.3%
Suntrust Bank                                     5.25          07/02/07          23,000,000       23,000,000
                                                                                               --------------

U.S. GOVERNMENT AGENCY FIXED RATE
OBLIGATIONS -- 0.8%
Federal Home Loan Mortgage Corporation            5.30          04/09/08          15,000,000       15,000,000
                                                                                               --------------

ASSET BACKED SECURITIES -- 0.3%
CIT Equipment Collateral 2006-VT2 A1              5.34          11/20/07           3,108,978        3,108,978
USAA Auto Owner Trust 2006-4 A1                   5.34          12/13/07           1,922,933        1,922,933
                                                                                               --------------
                                                                                                    5,031,911
                                                                                               --------------


REPURCHASE AGREEMENTS -- 8.0%

Goldman Sachs Repurchase Agreement,
dated 06/29/07, with a maturity value
of $145,064,646, collateralized by
U.S. Government Agency Obligations
with rates ranging from 5.57% to 5.70%
and maturities ranging from 12/15/34
to 06/25/37, with an aggregate market
value of $147,900,001.                            5.35          07/02/07         145,000,000      145,000,000
                                                                                               --------------

TOTAL INVESTMENTS, AT AMORTIZED COST -- 99.7%                                                   1,806,385,972

Other assets and liabilities, net -- 0.3%                                                           4,633,813

NET ASSETS -- 100.0%                                                                           $1,811,019,785
                                                                                               --------------

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity Yield to date. maturity for these securities is determined on the date of the most recent interest rate change.
+ Illiquid security

                The accompanying notes are an integral part of the financial statements.

COMPOSITION OF NET ASSETS (UNAUDITED)
-------------------------------------------------------------------------
Commercial Paper                                                     60.8
Variable Rate Notes                                                  22.7
Repurchase Agreements                                                 8.0
Certificates of Deposit                                               3.6
Medium Term Notes                                                     2.2
Time Deposits                                                         1.3
U.S. Government Agency Fixed Rate Obligations                         0.8
Asset Backed Securities                                               0.3
Other assets and liabilities, net                                     0.3
                                                                    -----
                                                                    100.0%
                                                                    =====

                The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1)                                 $1,661,385,972
  Repurchase agreements                                             145,000,000
  Cash                                                                  702,537
  Interest receivable                                                 4,251,606
  Prepaid expenses                                                       54,752
                                                                 --------------
    Total assets                                                  1,811,394,867
                                                                 --------------

LIABILITIES
  Management fee payable (Note 2)                                       245,095
  Accrued expenses                                                      129,987
                                                                 --------------
    Total liabilities                                                   375,082
                                                                 --------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS         $1,811,019,785
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------

INCOME
  Interest and dividends                                           $ 47,051,260
                                                                   ------------
EXPENSES
  Management fees (Note 2)                                            1,491,743
  Audit                                                                  29,975
  Transaction fees                                                        7,694
  Legal                                                                  14,494
  Insurance                                                              27,129
  Trustees fees and expenses                                             31,814
  Line of credit fee                                                     24,349
  Compliance fees and expenses                                           26,580
  Miscellaneous                                                          13,464
                                                                   ------------
    Total expenses                                                    1,667,242
                                                                   ------------

NET INVESTMENT INCOME                                                45,384,018
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS                                          3,326
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 45,387,344
                                                                   ============

The accompanying notes are an integral part of the financial statements.

                                       MERRIMAC CASH PORTFOLIO

                                 STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                             ENDED
                                                          JUNE 30, 2007              YEAR ENDED
                                                           (UNAUDITED)             DECEMBER 31, 2006
                                                         ---------------           -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income                                  $    45,384,018           $     87,781,306
  Net realized gain allocated from Portfolio                       3,326                    (70,871)
                                                         ---------------           ----------------
    Net increase in net assets from operations                45,387,344                 87,710,435
                                                         ---------------           ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  Contributions                                            7,417,796,695             15,890,907,557
  Withdrawals                                             (7,372,609,686)           (16,209,578,236)
                                                         ---------------           ----------------

    Net increase from investors' transactions                 45,187,009               (318,670,679)
                                                         ---------------           ----------------

NET INCREASE IN NET ASSETS                                    90,574,353               (230,960,244)

NET ASSETS
  Beginning of period                                      1,720,445,432              1,951,405,676
                                                         ---------------           ----------------
  End of period                                          $ 1,811,019,785           $  1,720,445,432
                                                         ===============           ================

          The accompanying notes are an integral part of the financial statements.

                                                      MERRIMAC CASH PORTFOLIO

                                                       FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

                                              SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2007       --------------------------------------------------------------
                                                 (UNAUDITED)           2006         2005         2004         2003         2002
                                                ------------        ----------   ----------   ----------   ----------   ----------
TOTAL RETURN A                                          2.63%             4.96%        3.06%        1.25%        1.17%        1.87%

ANNUALIZED RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA

  Net Expenses                                          0.19%             0.19%        0.14%(B)     0.16%(B)     0.18%        0.18%

  Net investment income                                 5.17%             4.84%        3.00%        1.16%        1.16%        1.87%

  Net expenses before waiver and reimbursements           --                --         0.18%        0.18%          --           --

  Net assets, end of period (000s omitted)      $  1,811,020        $1,720,445   $1,951,406   $2,060,821   $4,454,334   $5,768,493


(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolio declares no dividend or distribution, so there are no assumed reinvestments during the period. Total returns for periods of less than one year are not annualized.
(B) The adviser waived a portion of the expenses. Without this waiver the net expense ratio would have been 0.18% during the years ended December 31, 2005 and 2004.

                             The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO

            NOTES TO FINANCIAL STATEMENTS JUNE 30, 2007 (UNAUDITED)
-------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

    The Merrimac Master Portfolio (the "Portfolio Trust") is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") is a separate diversified series of the Portfolio Trust.

    The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The Portfolio adopted Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The adoption of FIN No. 48 did not have a material effect on the net asset value, financial condition or results of operations of the Fund as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Portfolio. As of and during the six months ended June 30, 2007, the Fund did not have a liability for any unrecognized tax benefits.

    A. INVESTMENT SECURITY VALUATIONS

    Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

    B. SECURITIES TRANSACTIONS AND INCOME

    Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

    C. FEDERAL INCOME TAXES

    The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

    D. FORWARD COMMITMENTS

    The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for its portfolio, it may dispose of a commitment prior to settlement if its Sub-Adviser deems it appropriate to do so. The Cash Portfolio held no forward commitments at June 30, 2007.

    E. REPURCHASE AGREEMENTS

    It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2) MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

    The Cash Portfolio retains Investors Advisory LLC, a subsidiary of Investors Bank & Trust Company ("Investors Bank") as investment adviser. Prior to June 29, 2007 Investors Bank & Trust Company -Advisory Division served as Investment Adviser. Investors Bank serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio.

    Lehman Brothers Asset Management LLC ("LBAM") serves as the Cash Portfolio's sub-adviser. For its services, LBAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio at a rate of 0.0675%.

    The Cash Portfolio does not pay a fee directly to its Sub-Adviser for such services.

    Certain trustees and officers of the Portfolio Trust are employees of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with Investors Bank.

    On July 2, 2007, Investors Financial Services Corp., the parent company of Investors Bank, was acquired by State Street Corporation. As of that date, State Street Bank assumed the roles of Investors Bank described above with no changes in the terms of the various servicing agreements.

(3) INVESTMENT TRANSACTIONS

    Purchases and combined maturities and sales of money market instruments aggregated $27,317,494,461 and $27,261,677,713 respectively for the Cash Portfolio for the six months ended June 30, 2007.

(4) LINE OF CREDIT

    The Portfolio Trust maintains a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the portfolios. The Cash Portfolio had no borrowings during the six months ended June 30, 2007. The line of credit agreement terminated on July 5, 2007.

                            MERRIMAC CASH PORTFOLIO

     APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

Merrimac Cash Fund (the "Fund") of the Merrimac Funds (the "Trust") invests all of its assets in Merrimac Cash Portfolio (the "Portfolio") of the Merrimac Master Portfolio (the "Master Trust"). Therefore, the Trust has not retained an investment adviser. The discussion that follows concerns the considerations by the Trustees of the Master Trust in renewing the Investment Adviser and Investment Sub-Adviser Agreements for the Master Trust.

The Board of Trustees of the Master Trust, and by a separate vote, the Independent Trustees of the Master Trust, approved the continuance of the Investment Adviser Agreement between the Master Trust and Investors Advisory LLC (formerly known as "Investors Bank & Trust Company - Advisory Division") (the "Adviser") with respect to the Portfolio and the Investment Sub-Adviser Agreement with respect to the Portfolio at a meeting held on May 3, 2007.

In determining whether to approve the continuation of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with respect to the Portfolio, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Adviser Agreement and of the Investment Sub-Adviser Agreement was in the best interests of the Portfolio, the Fund and their respective shareholders. The materials provided to the Independent Trustees included: copies of the Agreements; an advisory profitability analysis of the Adviser; comparative performance data for each series of the Trust; comparative fee and expense data for each series of the Trust; a completed informational questionnaires from the Sub-Adviser, which included the Form ADV, annual financial reports and information about the Sub-Adviser's structure and personnel, investment management program and compliance monitoring practices; and information about the Adviser's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with respect to the Portfolio. The Independent Trustees also reviewed the proposed continuation of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with respect to the Portfolio in a private session with counsel at which no representatives of management were present.

In deciding to renew the Investment Adviser Agreement with the Adviser and the Investment Sub-Adviser Agreement with Lehman Brothers Asset Management LLC ("LBAM") (the "Sub-Adviser"), the Trustees of the Master Trust considered and evaluated a number of factors, including the following: the nature, extent and quality of the Adviser's and Sub-Adviser's services, including with respect to the Adviser, its monitoring of the performance and expense ratio of the Portfolio; the investment performance of the Fund relative to comparable mutual funds; the expense ratio of the Fund relative to comparable mutual funds; the fees charged by the Adviser for the services provided to the Portfolio relative to the fees charged by other investment managers for comparable services; the qualifications and experience of the professional staff of the Adviser and Sub-Adviser; the nature and quality of the Sub-Adviser's compliance systems and the Adviser's activities in monitoring such systems; the financial condition of the Adviser and Sub-Adviser; the profitability to the Adviser of its relationship with the Fund and the Portfolio; any potential economies of scale; any conflicts of interest; and the terms of the Investment Adviser and Investment Sub-Adviser Agreements. In reapproving the Investment Adviser and Investment Sub-Adviser Agreements, no single factor was determinative, and each Trustee attributed different weights to different factors. Information provided throughout the year by the Adviser and the Sub-Adviser was also considered as part of the deliberative process. The Independent Trustees were advised by independent legal counsel throughout the process.

In considering the nature, extent and quality of services provided by the Adviser, the Board was mindful of the pending merger of Investors Bank & Trust Company ("IBT") with State Street Bank & Trust Company and the impact upon the Fund and the Portfolio. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its personnel, as well as current staffing levels. The Board discussed the Adviser's effectiveness in monitoring the performance of the Sub-Adviser and its timeliness in responding to performance issues. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser's management through Board meetings, discussions and reports during the preceding year. The Board took into account the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Adviser's compliance policies and procedures, noting the high quality of such services to the Master Trust and the Fund. The Board also considered the Adviser's administrative capabilities, including its ability to supervise the other service providers to the Fund and the Portfolio and oversight of the Portfolio's and Fund's day-to-day operations. The Board considered the fees paid to the Adviser and the services provided to the Portfolios by the Adviser under the Investment Adviser Agreement, as well as other services provided by the Adviser and other divisions of IBT and their affiliates under other agreements, and the personnel who provide these services. The Board noted that in addition to the investment advisory services provided to the Portfolio, IBT and its affiliates provide administrative and custody services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and Portfolio. The Board noted the level of service provided by IBT to the Master Trust and the Funds, including administrative and fund accounting. The Trustees also took into account the Adviser's performance of substantially similar duties for other portfolios of the Master Trust and the Fund. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Portfolio under the Investment Adviser Agreement.

The Board compared the performance and advisory fees and total expense ratios for the Fund that invests in the Portfolio with various comparative data, including the industry average returns, advisory fees and expense ratios in the Fund's respective fund universe ("peer group"). The Fund's performance and expense information was generally representative of the fees and performance of the Portfolio in which it invests, and therefore relevant to the Trustees' conclusions regarding the Portfolio's expenses and performance. The Trustees also noted that they review on a quarterly basis detailed information about the Portfolio's and Fund's performance results, portfolio composition and investment strategies.

The Board noted that the fees under the Investment Sub-Adviser Agreement for the Portfolio are paid by the Adviser out of the advisory fee it receives from the Portfolio and the impact of such sub-advisory fees on the profitability of the Adviser. In reviewing the expense ratios and performance of the Fund, the Board also took into account the nature, extent and quality of the services provided by the Adviser. The Independent Trustees also discussed the fee structure in terms of the Master Trust as they relate to the feeder funds (the Trust and the Merrimac Funds trust).

Cash Series. For the one-year period ended December 31, 2006, the Cash Series's net returns were above the average of its peer group. The Cash Series's advisory fee and its net expenses for the same period were below the average of its peer group. Based upon their review, the Trustees concluded that the Cash Series's performance was satisfactory and its advisory fees were reasonable. The Board noted that the Fund's assets had been liquidated prior to April 2007.

The Board also took into consideration the financial condition and profitability of the Adviser and the other divisions of IBT and the direct and indirect benefits derived by the Adviser and other divisions of IBT and their affiliates from the Adviser's relationship with the Portfolio and the Fund. The Board considered the fact that IBT provides shareholder servicing, custody and administrative services to the Portfolio and the Fund. The information considered by the Board included operating profit margin information before tax expenses for IBT's advisory business. The Trustees determined that the Adviser had the financial wherewithal to continue to provide a high level of services to the Portfolio and the Fund. The Trustees also considered that IBT received Rule 12b-1 distribution fees from the Fund. The Trustees also noted that the Adviser and IBT, overall, derive reputational and other benefits from their association with the Portfolio and the Fund. The Trustees also noted that the Adviser pays the sub-advisory fees out of the advisory fee. The Adviser also pays from the Portfolio's advisory fees the cost of fund accounting, transfer agency, custody and fund administration services for the Portfolio (excluding transaction costs and out-of-pocket charges related to such services). Recognizing the performance of the Portfolio and the Fund and the high quality of services provided by the Adviser, the Trustees noted that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Portfolio and Fund and the entrepreneurial risk that it assumes as Adviser. Based upon their review, the Trustees concluded that the Adviser's level of profitability from its relationship with the Portfolio and Fund was reasonable.

The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in any economies of scale. Among other things, the Board noted that the Portfolio's contractual advisory fee is generally below the average of the funds in its respective peer group. The Board also considered the fact that the Adviser pays the sub-advisory fee out of its advisory fee. The Board also noted the asset levels of the Fund, as well as the future plans for the Fund and the Portfolio. The Board determined that the current investment advisory fee structure for the Fund was reasonable.

In evaluating the nature, extent and quality of the Sub-Adviser's services, the Board considered information provided by the Adviser and the Sub-Adviser regarding the services provided by the Sub-Adviser, including information presented periodically throughout the previous year. The Board noted that, on a periodic basis, the Board meets with various portfolio managers of the Sub-Adviser to discuss their respective performance and investment process and strategies. The Board considered the Sub-Adviser's level of knowledge. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Portfolio and the Sub-Adviser's level of staffing. The Trustees also noted the Sub-Adviser's brokerage practices. The Board also considered the Sub-Adviser's regulatory and compliance history. The Board noted that the Adviser's compliance monitoring processes include reviews of compliance reports and compliance visits to the Sub-Adviser and that compliance issues are reported to the Board. The Board also discussed the financial condition of the Sub-Adviser.

The Board compared the sub-advisory fees for the Portfolio with the fees that the Sub-Adviser charges to comparable clients, to the extent available. The Board considered that the Portfolio pays an advisory fee to the Adviser and that, in turn, the Adviser pays a sub-advisory fee to the Sub-Adviser. The Board also noted that the Adviser negotiates the Investment Sub-Advisory Agreement and the fees thereunder at arm's length. The Board noted that for these reasons the cost to Sub-Adviser for providing services and its profitability from its relationship with the Fund were less significant factors in the Trustees' consideration of the renewal of the Investment Sub-Advisory Agreement. For similar reasons, potential economies of scale in the sub-advisory fees were also less significant to the Trustees' deliberations.

As noted above, the Board considered the Fund's performance as compared to the Fund's peer group and noted that the Board reviews on a quarterly basis information about the Fund and Portfolio's performance results, portfolio composition and investment strategies. The Board noted the Adviser's expertise and resources in monitoring the performance and investment process of the Sub-Adviser. The Board was mindful of the Adviser's focus on the Sub-Adviser's performance.

Based upon these and related factors and considerations, the Trustees collectively concluded, in addition to those conclusions indicated above, that:
(i) the Adviser possesses the capability and resources to perform the duties required of it under the Investment Adviser Agreement; (ii) the Sub-Adviser is qualified to manage the assets of the Portfolio in accordance with the Portfolio's investment objectives and policies; (iii) the Adviser and Sub-Adviser maintain appropriate compliance programs; (iv) the performance of the Portfolio was satisfactory in relation to the performance of funds with similar investment objectives; (v) the fees paid by the Portfolio for investment advisory services are reasonable in relation to those paid by similar mutual funds for similar services; and (vi) approval of the Investment Adviser Agreement with the Adviser and the Investment Sub-Adviser Agreement with the Sub-Adviser is in the best interests of the Portfolio, the Fund and their respective shareholders.

The Merrimac Master Portfolio has adopted a Proxy Voting Policy which is available, without charge, upon request by calling 1-888-637-7622, and on Securities and Exchange Commission's website, www.sec.com.

Each Fund of the Merrimac Funds invests all of its assets in a master portfolio of the Merrimac Master Portfolio and, therefore, does not hold securities which are entitled to vote. None of the securities held by the Portfolios of the Merrimac Master Portfolio which entitled the Portfolios to vote, held a shareholder meeting during the period from July 1, 2006 to June 30, 2007.

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-888-637-7622; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

ITEM  2. CODE OF ETHICS.

         Not applicable to this filing.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable to this filing.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable to this filing.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not applicable to this filing.

ITEM  6. SCHEDULE OF INVESTMENTS.

         Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this registrant.

ITEM  8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable to this filing.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("The 1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

         (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a)(1) Not applicable.

         (a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

         (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required Rule 30a-2(b), under the Investment Company Act of 1940 are attached hereto as Exhibit 99.906.CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Funds

By: /s/ Paul J. Jasinski
        -----------------------------------------------------------
        Paul J. Jasinski, President and Principal Executive Officer

Date: September 4, 2007


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By: /s/ Paul J. Jasinski
        -----------------------------------------------------------
        Paul J. Jasinski, President and Principal Executive Officer

Date: September 4, 2007


By: /s/ John F. Pyne
        -----------------------------------------------------------
        John F. Pyne, Treasurer and Principal Financial Officer


Date: September 4, 2007